Consolidated Statements of Comprehensive Income / (Loss) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Loss of the year	[1]	€ (40,935)	€ (26,512)	€ (17,204)
Other comprehensive income/(loss)
Items that will not be reclassified to profit and loss		(15)	554	(197)
Remeasurements of post-employment benefit obligations, net of tax		(15)	554	(197)
Items that may be subsequently reclassified to profit or loss		4	42	(5)
Currency translation differences		4	42	(5)
Other comprehensive income / (loss) for the period, net of tax		(11)	596	(202)
Total comprehensive loss for the period		(40,946)	(25,916)	(17,406)
Total comprehensive loss for the period attributable to Equity Holders	[1]	€ (40,946)	€ (25,916)	€ (17,406)

[1]	For 2022, 2021 and 2020, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.